INCOME TAX - Reconciliation of income taxes at statutory rates with reported taxes (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Reconciliation of income taxes at statutory rates with reported taxes
Income (loss) before income taxes	$ (44,810,876)	$ 8,191,922
Expected income tax expense (recovery)	(11,874,884)	2,170,857
Permanent differences	2,094,294	(250,237)
Share issue costs and other	4,840	(50,134)
Non-capital loss deferred (utilized)		(322,800)
Change in unrecognized deductible temporary differences		36,572
Income tax (recovery) expense	(9,775,750)	1,584,258
Current income tax recovery	(1,600,000)	1,547,686
Deferred income tax recovery	$ (8,175,750)	$ 36,572